SCHEDULE OF OPERATIONS TRANSACTIONS WITH RELATED PARTIES (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥)
Related Party Transaction [Line Items]
Sale of goods	$ 3,407		$ 2,615
Purchase of goods	7,567		16,725
Jilin FAW Baosteel Auto Steel Parts Co., Ltd. [Member]
Related Party Transaction [Line Items]
Sale of goods
Purchase of goods	4,322		173
Interest Expense
Jilin Jiqi-Longshan Automobile Chassis Co., Ltd [Member]
Related Party Transaction [Line Items]
Sale of goods	164		164
Purchase of goods			843
Interest Expense
China FAW Co., Ltd. [Member]
Related Party Transaction [Line Items]
Sale of goods	39
Purchase of goods
Interest Expense
Dezhou Economic and Tech Development Zone Jingtai Investment Co., Ltd. [Member]
Related Party Transaction [Line Items]
Sale of goods
Purchase of goods
Interest Expense	94	¥ 678	112	¥ 779
Yantai Guofeng Investment Holding Group Co., Ltd. [Member]
Related Party Transaction [Line Items]
Sale of goods
Purchase of goods
Interest Expense	3,370		3,490
Nanjing Shengnuo Biotechnology Industry Company Ltd [Member]
Related Party Transaction [Line Items]
Sale of goods
Purchase of goods
Interest Expense	46		10
Qiming Information Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Sale of goods
Purchase of goods	46		4
Interest Expense
FAW Bestune Car Co., Ltd. [Member]
Related Party Transaction [Line Items]
Sale of goods
Purchase of goods			1
Interest Expense
FAW-Volkswagen Automobile Co., Ltd. [Member]
Related Party Transaction [Line Items]
Sale of goods	42		96
Purchase of goods
Interest Expense
China FAW Technology Center [Member]
Related Party Transaction [Line Items]
Sale of goods			248
Purchase of goods
Interest Expense
FAW Finance Co., Ltd. [Member]
Related Party Transaction [Line Items]
Sale of goods
Purchase of goods
Interest Expense	4,449		3,871
FAW Logistics Co., Ltd. [Member]
Related Party Transaction [Line Items]
Sale of goods
Changchun Wisdom Bus Branch of FAW Jiefang Automobile Co., Ltd. [Member]
Related Party Transaction [Line Items]
Sale of goods			51
Purchase of goods
Interest Expense
Shandong Zhanpuce Management Consulting [Member]
Related Party Transaction [Line Items]
Sale of goods
Purchase of goods
Interest Expense			8
Shandong Jiankangdadi Enterprise Management Consulting Co., Ltd [Member]
Related Party Transaction [Line Items]
Sale of goods
Purchase of goods
Interest Expense	46
Jinan Haiyun Investment Consulting Co., Ltd [Member]
Related Party Transaction [Line Items]
Sale of goods
Purchase of goods
Interest Expense	72
Other [Member]
Related Party Transaction [Line Items]
Sale of goods
Purchase of goods	80		80
Interest Expense
Related Party [Member]
Related Party Transaction [Line Items]
Sale of goods	245		559
Purchase of goods	4,448		1,101
Interest Expense	$ 8,077		$ 7,491